Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	CAPN
Entity Registrant Name	Capnia, Inc.
Entity Central Index Key	0001484565
Entity Filer Category	Smaller Reporting Company